Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in associates and joint ventures
Set out below are the associates of the Group as of December 31, 2025 and 2024:

Entity	2024	Acquisitions (iii)	Capital (reductions) / contributions	Disposals	Equity in earnings	Dividends received	Other changes in equity (v)	2025

Equity-accounted method
Associates (i.a)	1,972,501	243,542	(14,406)	—	115,848	(144,880)	(58,966)	2,113,639
Measured at fair value
Associates (ii)	1,546,278	51,739	—	(1,111)	(75,564)	—	333	1,521,675
Total	3,518,779	295,281	(14,406)	(1,111)	40,284	(144,880)	(58,633)	3,635,314

Entity	2023	Acquisitions (iii)	Disposals	Equity in earnings	Dividends received	Other changes in equity (iv)	2024

Equity-accounted method
Associates (i.a)	1,657,956	363,217	—	47,286	(46,812)	(49,146)	1,972,501
Measured at fair value
Associates (ii)	1,450,704	—	(33,126)	(91,212)	—	219,912	1,546,278
Total	3,108,660	363,217	(33,126)	(43,926)	(46,812)	170,766	3,518,779

(i)As of December 31, 2025 and December 31, 2024, includes the interests in the total and voting capital of the following companies:
(a) Associates - Wealth High Governance Holding de Participações S.A. (49.9% of the total and voting capital on December 31, 2025, and 2024)); NK112 Empreendimentos e Participações S.A. (49.90% of the total and voting capital on December 31, 2025); Ável Participações Ltda. (35% of the total and voting capital on December 31, 2025 and December 31, 2024); Monte Bravo Holding JV S.A. (45% of the total and voting capital on December 31, 2025 and December 31, 2024); and Blue3 S.A. (42% of the total and voting capital on December 31, 2025 and December 31, 2024); FMX Capital S.A. (36.00% of the total and voting capital on December 31, 2025); SVN S.A (25% of the total and voting capital on December 31, 2025); Manchester Financial Group Participações S.A. (16% of the total and voting capital on December 31, 2025); Nomos Partnership Ltda. (35% of the total and voting capital on December 31, 2025); Kona Participações 2 S.A (27.5% of the total and voting capital on December 31, 2025); Criteria Holding Investimento S.A (20% of the total and voting capital on December 31, 2025); Center XP Holding S.A (35% of the total and voting capital on December 31, 2025) and Inove Capital Partners Ltda. (27% of the total and voting capital on December 31, 2025).
(ii)As mentioned in Note 2(iii)(c), the Group values the investments held through some proprietary investment funds at fair value. The fair value of investments is presented in the statement of income as ‘Net income/(loss) from financial instruments at fair value through profit or loss’. Contingent consideration amounts related to the investments at fair value held through proprietary investment funds are presented in Note 19.
(iii)Includes the minority stake acquisitions disclosed in the Note 5(ii)(a).
(iv)Includes loss or acquisition of significant influence in associates (non-cash transaction), reclassified from investments in associates to financial assets at fair value through profit or loss (or vice versa) and other comprehensive income balances.
(v)During the year ended December 31, 2025, includes an amount of R$ 31,025 related to amortization of identifiable assets, in connection with the minority stake acquisitions disclosed in Note 5(ii)(a).

Disclosure of financial information about material associates
Below is the aggregated financial information about the material associates used by the Group to apply the equity method as of December 31, 2025:

Equity-accounted method	Total assets	Equity	Net income (loss)

Aggregated financial information	669,175	556,655	147,817